World Omni Auto Receivables Trust 2011-A	Exhibit 99.1
Monthly Servicer Certificate
September 30, 2012

Dates Covered
Collections Period	09/01/12 - 09/30/12
Interest Accrual Period	09/17/12 - 10/14/12
30/360 Days	30
Actual/360 Days	28
Distribution Date	10/15/12

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 08/31/12	410,096,110.01	29,903
Yield Supplement Overcollateralization Amount at 08/31/12	14,863,014.15	0

Receivables Balance at 08/31/12	424,959,124.16	29,903
Principal Payments	16,950,752.15	746
Defaulted Receivables	742,649.40	44
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 09/30/12	13,951,938.35	0

Pool Balance at 09/30/12	393,313,784.26	29,113

Pool Statistics	$ Amount	# of Accounts
Initial Receivables Balance	865,079,666.68	50,540

Delinquent Receivables:
Past Due 31-60 days	6,922,632.67	525
Past Due 61-90 days	1,644,153.53	113
Past Due 91 + days	441,665.24	30

Total	9,008,451.44	668

Total 31+ Delinquent as % Ending Pool Balance	2.29%

Recoveries	498,594.50

Aggregate Net Losses/(Gains) - September 2012	244,054.90

Overcollateralization Target Amount	23,598,827.06
Actual Overcollateralization	23,598,827.06

Weighted Average APR	3.62%
Weighted Average APR, Yield Adjusted	5.92%
Weighted Average Remaining Term	41.13

Flow of Funds	$ Amount

Collections	18,639,472.08
Advances	7,372.94
Investment Earnings on Cash Accounts	2,539.76
Servicing Fee	(354,132.60)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00

Available Funds	18,295,252.18

Distributions of Available Funds
(1) Class A Interest	396,830.55
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	47,310.65
(4) Second Priority Principal Distributable Amount	0.00
(5) Class C Interest	50,358.47
(6) Third Priority Principal Distributable Amount	0.00
(7) Required Reserve Account	0.00
(8) Noteholders’ Principal Distributable Amount	15,775,386.21
(9) Distribution to Certificateholders	2,025,366.30
(10) Remaining Amounts	0.00
Total Distributions of Available Funds	18,295,252.18

Servicing Fee	354,132.60
Unpaid Servicing Fee	—
Change in amount of the unpaid servicing fee from the prior period	—

Note Balances & Note Factors	$ Amount

Original Class A	749,995,000.00
Original Class B	24,366,000.00
Original Class C	24,367,000.00

Total Class A, B & C
Note Balance @ 09/17/12	385,490,343.41
Principal Paid	15,775,386.21
Note Balance @ 10/15/12	369,714,957.20

Class A-1
Note Balance @ 09/17/12	0.00
Principal Paid	0.00
Note Balance @ 10/15/12	0.00
Note Factor @ 10/15/12	0.0000000%

Class A-2
Note Balance @ 09/17/12	0.00
Principal Paid	0.00
Note Balance @ 10/15/12	0.00
Note Factor @ 10/15/12	0.0000000%

Class A-3
Note Balance @ 09/17/12	208,762,343.41
Principal Paid	15,775,386.21
Note Balance @ 10/15/12	192,986,957.20
Note Factor @ 10/15/12	90.6042053%

Class A-4
Note Balance @ 09/17/12	127,995,000.00
Principal Paid	0.00
Note Balance @ 10/15/12	127,995,000.00
Note Factor @ 10/15/12	100.0000000%

Class B
Note Balance @ 09/17/12	24,366,000.00
Principal Paid	0.00
Note Balance @ 10/15/12	24,366,000.00
Note Factor @ 10/15/12	100.0000000%

Class C
Note Balance @ 09/17/12	24,367,000.00
Principal Paid	0.00
Note Balance @ 10/15/12	24,367,000.00
Note Factor @ 10/15/12	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	494,499.67
Total Principal Paid	15,775,386.21

Total Paid	16,269,885.88

Class A-1
Coupon	0.29442%
Interest Paid	0.00
Principal Paid	0.00

Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.64000%
Interest Paid	0.00
Principal Paid	0.00

Total Paid to A-2 Holders	0.00

Class A-3
Coupon	1.11000%
Interest Paid	193,105.17
Principal Paid	15,775,386.21

Total Paid to A-3 Holders	15,968,491.38

Class A-4
Coupon	1.91000%
Interest Paid	203,725.38
Principal Paid	0.00

Total Paid to A-4 Holders	203,725.38

Class B
Coupon	2.33000%
Interest Paid	47,310.65
Principal Paid	0.00

Total Paid to B Holders	47,310.65

Class C
Coupon	2.48000%
Interest Paid	50,358.47
Principal Paid	0.00

Total Paid to C Holders	50,358.47

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.6191090
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	19.7506363

Total Distribution Amount	20.3697453

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000

Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000

Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.9065970
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	74.0628461

Total A-3 Distribution Amount	74.9694431

A-4 Interest Distribution Amount	1.5916667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000

Total A-4 Distribution Amount	1.5916667

B Interest Distribution Amount	1.9416667
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000

Total B Distribution Amount	1.9416667

C Interest Distribution Amount	2.0666668
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000

Total C Distribution Amount	2.0666668

Noteholders’ First Priority Principal Distributable Amount	0.00
Noteholders’ Second Priority Principal Distributable Amount	0.00
Noteholders’ Third Priority Principal Distributable Amount	0.00
Noteholders’ Principal Distributable Amount	1,000.00

Account Balances	$ Amount
Advances
Balance as of 08/31/12	76,946.40
Balance as of 09/30/12	84,319.34
Change	7,372.94

Reserve Account
Balance as of 09/17/12	2,064,965.17
Investment Earnings	256.71
Investment Earnings Paid	(256.71)
Deposit/(Withdrawal)	—
Balance as of 10/15/12	2,064,965.17
Change	—

Required Reserve Amount	2,064,965.17